United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
F	IHIFX
Institutional	EMDIX

Federated Emerging Market Debt Fund

Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's issuer country exposure composition was as follows:

Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	13.7%
Brazil	10.5%
Venezuela	9.4%
Russia	8.6%
Indonesia	7.7%
Peru	5.9%
Turkey	5.4%
Colombia	5.2%
Argentina	3.0%
United Arab Emirates	3.0%
Uruguay	2.9%
Panama	2.5%
Qatar	1.8%
Kazakhstan	1.8%
China	1.5%
Bermuda	1.1%
Israel	0.8%
Philippines	0.8%
Lithuania	0.8%
Ukraine	0.7%
El Salvador	0.6%
Senegal	0.6%
Chile	0.5%
Czech Republic	0.5%
Egypt	0.5%
Trinidad and Tobago	0.4%
Dominican Republic	0.3%
Semi-Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1]
Ghana	0.3%
Sri Lanka	0.3%
Nigeria	0.3%
Serbia	0.2%
Hong Kong	0.1%
Cash Equivalents[2]	5.9%
Other Assets and Liabilities — Net[3]	2.4%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS – 48.2%
		Banking – 2.8%
2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	2,842,000
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,034,180
1,500,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,544,415
		TOTAL	5,420,595
		Beverage & Tobacco – 0.5%
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,065,000
		Broadcast Radio & TV – 1.4%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,768,296
		Building & Development – 1.1%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,642,500
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	712,250
		TOTAL	2,354,750
		Building Materials – 0.8%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	627,300
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	982,500
		TOTAL	1,609,800
		Chemicals & Plastics – 0.9%
1,900,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,914,249
		Conglomerates – 2.3%
1,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	1,545,000
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,027,500
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	205,500
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	259,168
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,623,750
		TOTAL	4,660,918
		Container & Glass Products – 1.0%
1,300,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	769,860
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,184,400
		TOTAL	1,954,260
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		Food Producers – 0.9%
1,730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,821,386
		Metals & Mining – 4.8%
1,300,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,293,500
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,010,703
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,744,507
2,100,000	[1,2]	Volcan Compania Minera S.A., Series 144A, 5.375%, 2/2/2022	2,136,750
		TOTAL	9,185,460
		Oil & Gas – 17.1%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,135,000
2,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	2,037,916
500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	530,444
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,072,005
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,056,250
1,550,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	1,681,750
1,000,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,061,920
1,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	1,061,920
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,039,220
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,720,000
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	2,868,750
2,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	1,880,000
1,800,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,931,288
10,500,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	8,321,250
2,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	2,255,000
833,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	867,500
1,400,000	[1,2]	PT Berau Coal Energy TBK, Series 144A, 7.25%, 3/13/2017	1,340,500
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	204,302
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	203,461
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,845,000
		TOTAL	34,113,476
		Paper Products – 0.5%
1,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	972,500
		Pharmaceuticals – 0.5%
1,000,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	930,000
		Real Estate – 1.1%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,109,000
		Telecommunications & Cellular – 5.9%
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	669,500
600,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	609,000
1,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	977,500
1,000,000	[1,2]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,090,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,666,875
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	512,500
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,046,000
1,400,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,386,000
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,224,000
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,273,104
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,040,000
		TOTAL	11,494,479
		Utilities – 6.6%
900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	976,500
1,000,000	[1,2]	Cez AS, Series 144A, 4.25%, 4/3/2022	1,012,620
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,882,350
1,750,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	1,793,750
500,000	[1,2]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	472,500
1,000,000		DTEK Finance BV, Sr. Unsecd. Note, Series REGS, 9.50%, 4/28/2015	945,000
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,114,000
1,550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	1,615,351
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,290,000
		TOTAL	13,102,071
		TOTAL CORPORATE BONDS (IDENTIFIED COST $92,916,955)	95,476,240
		FLOATING RATE LOAN – 0.2%
		Farming & Agriculture – 0.2%
613,084	[5]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $604,011)	314,819
		GOVERNMENTS/AGENCIES – 43.1%
28,885,000		Argentina, Government of, Note, 7.76%-10.78%, 12/15/2035	2,744,075
5,217,864		Argentina, Government of, Note, 8.28%, 12/31/2033	3,078,540
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,751,250
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	583,150
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,378,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	495,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	632,400
1,050,000	[1,2]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	900,375
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	605,000
1,800,000	[1,2]	Indonesia, Government of, 5.25%, Series 144A, 1/17/2042	1,779,750
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,083,500
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,475,000
1,350,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,458,000
1,450,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/1/2022	1,573,250
23,100,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	1,849,196
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,379,692
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,846,875
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,558,800
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,495,000
2,500,000		Republic of Venezuela, 7.75%, 10/13/2019	1,868,750
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,760,300
3,000,000	[1,2]	Russia, Government of, Bond, 5.00%, Series 144A, 4/29/2020	3,187,500
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, Series 144A, 4.50%, 4/4/2022	1,019,000
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
4,467,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,255,191
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,167,773
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	400,000
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	640,250
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,623,000
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,135,000
2,100,000		United Mexican States, 4.75%, 3/8/2044	2,131,500
4,697,000		United Mexican States, 6.75%, 9/27/2034	6,141,327
9,950,000		Venezuela, Government of, 9.375%, 1/13/2034	7,288,375
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $77,806,238)	85,284,819
		PURCHASED CALL OPTION – 0.2%
17,340,750	[3]	BONY AUD PUT/USD CALL, Options Contract, Strike Price $0.9909, Expiration Date 6/21/2012 (IDENTIFIED COST $200,000)	412,710
		MUTUAL FUND – 5.9%
11,685,612	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	11,685,612
		TOTAL INVESTMENTS — 97.6% (IDENTIFIED COST $183,212,816)[8]	193,174,200
		OTHER ASSETS AND LIABILITIES - NET — 2.4%[9]	4,816,740
		TOTAL NET ASSETS — 100.0%	$197,990,940

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $78,385,064, which represented 39.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2012, these liquid restricted securities amounted to $77,106, 564, which represented 38.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $183,594,344.
Semi-Annual Shareholder Report

9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$95,476,240	$ —	$95,476,240
Floating Rate Loan	—	—	314,819[1]	314,819
Governments/Agencies	—	85,284,819	—	85,284,819
Purchased Call Option	412,710	—	—	412,710
Mutual Fund	11,685,612	—	—	11,685,612
TOTAL SECURITIES	$12,098,322	$180,761,059	$314,819	$193,174,200
1	Includes $309,913 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.28	$9.33	$8.61	$5.87	$8.98	$9.45
Income From Investment Operations:
Net investment income	0.20[1]	0.60	0.63	0.49	0.58[1]	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.23	(0.10)	0.63	2.69	(2.87)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.50	1.26	3.18	(2.29)	0.55
Less Distributions:
Distributions from net investment income	(0.23)	(0.55)	(0.56)	(0.44)	(0.44)	(0.56)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.37)	(0.46)
Return of capital[2]	–	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.23)	(0.55)	(0.56)	(0.44)	(0.82)	(1.02)
Regulatory Settlement Proceeds	—	—	0.02[3]	—	—	—
Net Asset Value, End of Period	$9.48	$9.28	$9.33	$8.61	$5.87	$8.98
Total Return[4]	4.63%	5.52%	15.38%[3]	55.69%	(27.91)%	6.12%
Ratios to Average Net Assets:
Net expenses	1.23%[5]	1.25%	1.25%	1.24%	1.16%	1.16%
Net investment income	4.07%[5]	6.45%	6.92%	8.03%	7.21%	5.87%
Expense waiver/reimbursement[6]	0.30%[5]	0.40%	0.43%	0.66%	0.61%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,667	$124,938	$129,378	$82,857	$53,008	$98,758
Portfolio turnover	16%	26%	26%	78%	69%	70%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.27	$9.32	$8.60	$5.87	$8.98	$9.45
Income From Investment Operations:
Net investment income	0.17[1]	0.54	0.58	0.42	0.52[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.21	(0.11)	0.61	2.70	(2.87)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.43	1.19	3.12	(2.35)	0.48
Less Distributions:
Distributions from net investment income	(0.19)	(0.48)	(0.49)	(0.39)	(0.38)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.37)	(0.46)
Return of capital[2]	–	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.48)	(0.49)	(0.39)	(0.76)	(0.95)
Regulatory Settlement Proceeds	—	—	0.02[3]	—	—	—
Net Asset Value, End of Period	$9.46	$9.27	$9.32	$8.60	$5.87	$8.98
Total Return[4]	4.14%	4.73%	14.53%[3]	54.45%	(28.41)%	5.31%
Ratios to Average Net Assets:
Net expenses	1.98%[5]	2.00%	2.00%	1.99%	1.91%	1.94%
Net investment income	3.47%[5]	5.73%	6.56%	7.34%	6.43%	5.08%
Expense waiver/reimbursement[6]	0.30%[5]	0.40%	0.45%	0.68%	0.61%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,735	$12,569	$14,307	$15,556	$14,160	$31,624
Portfolio turnover	16%	26%	26%	78%	69%	70%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.25	$9.30	$8.58	$5.86	$8.97	$9.44
Income From Investment Operations:
Net investment income	0.16[1]	0.53	0.56	0.43	0.52[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.22	(0.10)	0.63	2.68	(2.87)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.43	1.19	3.11	(2.35)	0.48
Less Distributions:
Distributions from net investment income	(0.19)	(0.48)	(0.49)	(0.39)	(0.38)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.37)	(0.46)
Return of capital[2]	–	—	—	—	(0.01)[1]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.48)	(0.49)	(0.39)	(0.76)	(0.95)
Regulatory Settlement Proceeds	—	—	0.02[3]	—	—	—
Net Asset Value, End of Period	$9.44	$9.25	$9.30	$8.58	$5.86	$8.97
Total Return[4]	4.15%	4.74%	14.57%[3]	54.38%	28.44%	5.33%
Ratios to Average Net Assets:
Net expenses	1.98%[5]	2.00%	2.00%	1.99%	1.91%	1.93%
Net investment income	3.39%[5]	5.69%	6.41%	7.18%	6.48%	5.08%
Expense waiver/reimbursement[6]	0.31%[5]	0.40%	0.45%	0.66%	0.61%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,654	$29,511	$27,261	$21,745	$14,661	$27,508
Portfolio turnover	16%	26%	26%	78%	69%	70%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,				Period Ended 11/30/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.29	$9.34	$8.62	$5.88	$8.98	$9.23
Income From Investment Operations:
Net investment income	0.19[2]	0.60	0.63	0.53	0.58[2]	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.23	(0.10)	0.63	2.65	(2.86)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.50	1.26	3.18	(2.28)	0.01
Less Distributions:
Distributions from net investment income	(0.23)	(0.55)	(0.56)	(0.44)	(0.44)	(0.26)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.37)	—
Return of capital[3]	–	—	—	—	(0.01)[2]	—
TOTAL DISTRIBUTIONS	(0.23)	(0.55)	(0.56)	(0.44)	(0.82)	(0.26)
Regulatory Settlement Proceeds	—	—	0.02[4]	—	—	—
Net Asset Value, End of Period	$9.48	$9.29	$9.34	$8.62	$5.88	$8.98
Total Return[5]	4.52%	5.51%	15.36%[4]	55.61%	(27.77)%	0.13%
Ratios to Average Net Assets:
Net expenses	1.23%[6]	1.25%	1.25%	1.22%	1.14%	1.21%[6]
Net investment income	4.00%[6]	6.41%	7.06%	9.15%	7.40%	5.22%[6]
Expense waiver/reimbursement[7]	0.31%[6]	0.41%	0.44%	0.68%	0.61%	0.45%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,948	$3,994	$1,781	$929	$837	$540
Portfolio turnover	16%	26%	26%	78%	69%	70%[8]

Semi-Annual Shareholder Report

1	Reflects operations for the period from May 31, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 5/31/2012[1]
Net Asset Value, Beginning of Period	$9.77
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]
Net realized and unrealized loss on investments and foreign currency transactions	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)
Less Distributions:
Distributions from net investment income	(0.08)
Net Asset Value, End of Period	$9.48
Total Return[3]	(2.17)%
Ratios to Average Net Assets:
Net expenses	0.93%[4]
Net investment income (loss)	(1.31)%[4]
Expense waiver/reimbursement[5]	0.38%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,988
Portfolio turnover	16%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six-month period ended May 31, 2012.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $11,685,612 of investment in an affiliated holding (Note 5) (identified cost $183,212,816)		$193,174,200
Cash denominated in foreign currencies (identified cost $451,725)		401,715
Income receivable		2,723,322
Receivable for shares sold		2,195,445
TOTAL ASSETS		198,494,682
Liabilities:
Payable for shares redeemed	$336,247
Payable for portfolio accounting fees	51,812
Payable for shareholder services fee (Note 5)	38,004
Payable for distribution services fee (Note 5)	28,825
Payable for transfer and dividend disbursing agent fees and expenses	22,322
Payable for custodian fees	21,097
Payable for Directors'/Trustees' fees	230
Accrued expenses	5,205
TOTAL LIABILITIES		503,742
Net assets for 20,908,876 shares outstanding		$197,990,940
Net Assets Consist of:
Paid-in capital		$189,073,420
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		9,900,907
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(789,103)
Distributions in excess of net investment income		(194,284)
TOTAL NET ASSETS		$197,990,940
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($141,666,733 ÷ 14,950,994 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.48
Offering price per share (100/95.50 of $9.48)	$9.93
Redemption proceeds per share	$9.48
Class B Shares:
Net asset value per share ($11,734,544 ÷ 1,240,640 shares outstanding),$0.001 par value, 100,000,000 shares authorized	$9.46
Offering price per share	$9.46
Redemption proceeds per share (94.50/100 of $9.46)	$8.94
Class C Shares:
Net asset value per share ($32,653,728 ÷ 3,458,420 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.44
Offering price per share	$9.44
Redemption proceeds per share (99.00/100 of $9.44)	$9.35
Class F Shares:
Net asset value per share ($5,948,168 ÷ 627,241 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.48
Offering price per share (100/99.00 of $9.48)	$9.58
Redemption proceeds per share (99.00/100 of $9.48)	$9.39
Institutional Shares:
Net asset value per share ($5,987,767 ÷ 631,581 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.48
Offering price per share	$9.48
Redemption proceeds per share	$9.48

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends received from an affiliated holding (Note 5)			$15,672
Interest (net of foreign tax withheld of $9,560)			5,188,594
TOTAL INCOME			5,204,266
Expenses:
Investment adviser fee (Note 5)		$835,860
Administrative fee (Note 5)		141,884
Custodian fees		24,161
Transfer and dividend disbursing agent fees and expenses		104,714
Directors'/Trustees' fees		1,713
Auditing fees		14,968
Legal fees		4,640
Portfolio accounting fees		76,011
Distribution services fee (Note 5)		164,919
Shareholder services fee (Note 5)		243,785
Account administration fee (Note 2)		427
Share registration costs		34,196
Printing and postage		18,617
Insurance premiums		1,967
Taxes		2,271
Miscellaneous		2,308
TOTAL EXPENSES		1,672,441
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(270,774)
Waiver of administrative fee	(28,238)
TOTAL WAIVERS AND REIMBURSEMENT		(299,012)
Net expenses			1,373,429
Net investment income			3,830,837
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			851,678
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,700,865
Net realized and unrealized gain on investments and foreign currency transactions			4,552,543
Change in net assets resulting from operations			$8,383,380

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,830,837	$10,499,889
Net realized gain on investments, swap contracts and foreign currency transactions	851,678	494,269
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,700,865	(3,054,288)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,383,380	7,939,870
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,453,384)	(7,219,872)
Class B Shares	(247,109)	(670,998)
Class C Shares	(641,772)	(1,463,866)
Class F Shares	(120,432)	(205,788)
Institutional Shares	(41,581)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,504,278)	(9,560,524)
Share Transactions:
Proceeds from sale of shares	86,087,074	81,399,925
Net asset value of shares issued to shareholders in payment of distributions declared	3,444,718	6,875,624
Cost of shares redeemed	(66,431,462)	(88,370,301)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,100,330	(94,752)
Change in net assets	26,979,432	(1,715,406)
Net Assets:
Beginning of period	171,011,508	172,726,914
End of period (including undistributed (distributions in excess of) net investment income of $(194,284) and $479,157, respectively)	$197,990,940	$171,011,508

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (formerly, Federated International High Income Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.

Effective March 30, 2012, the Fund began offering Institutional Shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.

For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$427

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value Semi-Annual Shareholder Report and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At May 31, 2012, the Fund had no outstanding swap contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at May 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$ 650,000	$669,500
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$ 591,750	$609,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,482,840	$71,684,436	7,197,584	$67,368,678
Shares issued to shareholders in payment of distributions declared	274,727	2,629,599	555,840	5,170,490
Shares redeemed	(6,266,956)	(60,769,457)	(8,155,151)	(75,652,442)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,490,611	$13,544,578	(401,727)	$(3,113,274)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	110,593	$1,064,435	338,978	$3,156,809
Shares issued to shareholders in payment of distributions declared	21,851	208,378	58,487	542,834
Shares redeemed	(248,357)	(2,392,933)	(576,389)	(5,368,410)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(115,913)	$(1,120,120)	(178,924)	$(1,668,767)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	518,906	$4,999,903	820,596	$7,664,107
Shares issued to shareholders in payment of distributions declared	46,730	445,333	103,979	963,872
Shares redeemed	(297,715)	(2,825,031)	(664,436)	(6,166,232)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	267,921	$2,620,205	260,139	$2,461,747
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	208,000	$2,003,882	343,893	$3,210,331
Shares issued to shareholders in payment of distributions declared	12,508	119,828	21,288	198,428
Shares redeemed	(23,162)	(223,652)	(125,967)	(1,183,217)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	197,346	$1,900,058	239,214	$2,225,542
	Period Ended 5/31/2012[1]		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	650,155	$6,334,418	—	$ —
Shares issued to shareholders in payment of distributions declared	4,332	41,580	—	—
Shares redeemed	(22,906)	(220,389)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	631,581	$6,155,609	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,471,546	$23,100,330	(81,298)	$(94,752)
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $183,594,344. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $9,579,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,494,289 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,914,433.

At November 30, 2011, the Fund had a capital loss carryforward of $1,766,877 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward Semi-Annual Shareholder Report for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$210,749	N/A	$210,749
2017	$1,556,128	N/A	$1,556,128

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $262,600 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. The net fee paid to FAS was 0.114% of average daily net assets of the Fund. For the six months ended May 31, 2012, FAS waived $28,238 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$46,149
Class C Shares	118,770
TOTAL	$164,919

For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $33,896 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $25,371 in sales charges from the sale of Class A Shares and $119 from the sale of Class F Shares. FSC also retained $74,164 of CDSC relating to redemptions of Class A Shares, $9,217 relating to redemptions of Class B Shares, $618 relating to redemptions of Class C Shares and $827 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$182,552
Class B Shares	15,383
Class C Shares	39,564
Class F Shares	6,286
TOTAL	$243,785

For the six months ended May 31, 2012, FSSC received $4,847 of Service Fees paid by the Fund.

Expense Limitation

Effective March 30, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93%, 1.18% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $8,174. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	8,015,269
Purchases/Additions	75,633,830
Sales/Reductions	71,963,487
Balance of Shares Held 5/31/2012	11,685,612
Value	$11,685,612
Dividend Income	$15,672

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$46,650,655
Sales	$28,748,644

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period
Actual:
Class A Shares	$1,000	$1,046.30	$6.29[1]
Class B Shares	$1,000	$1,041.40	$10.10[1]
Class C Shares	$1,000	$1,041.50	$10.11[1]
Class F Shares	$1,000	$1,045.20	$6.29[1]
Institutional Shares	$1,000	$978.30	$1.58[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.21[1]
Class B Shares	$1,000	$1,015.10	$9.97[1]
Class C Shares	$1,000	$1,015.10	$9.97[1]
Class F Shares	$1,000	$1,018.85	$6.21[1]
Institutional Shares	$1,000	$1,020.35	$4.70[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%
Class F Shares	1.23%
2	“Actual” expense information for the Institutional Shares is for the period from March 30, 2012 (date of initial investment) to May 31, 2012. Actual expenses are equal to the Institutional Shares annualized expense ratio of 0.93%, multiplied by 63/366 (to reflect the period from initial investment to May 31, 2012). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to the other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/366 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Emerging Market Debt Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be Semi-Annual Shareholder Report competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a Semi-Annual Shareholder Report finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U649
CUSIP 31428U615

G01949-02 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
Institutional	FGFLX

Federated International Leaders Fund

Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	17.6%
Switzerland	17.5%
Germany	9.4%
France	8.8%
Ireland	6.0%
Hong Kong	4.9%
Bermuda	4.7%
Netherlands	4.5%
Singapore	4.0%
Sweden	3.6%
Jersey Channel Isle	2.3%
Mexico	2.1%
United States	1.9%
Canada	1.8%
Spain	1.2%
Australia	0.9%
Norway	0.7%
Other Security[2]	1.7%
Cash Equivalents[3]	7.4%
Other Assets and Liabilities — Net[4]	(1.0)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Security includes an Investment Fund.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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1

At May 31, 2012, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	25.8%
Industrials	19.7%
Consumer Discretionary	19.1%
Materials	11.9%
Consumer Staples	10.9%
Energy	2.5%
Information Technology	2.0%
Other Security[2]	1.7%
Cash Equivalents[3]	7.4%
Other Assets and Liabilities — Net[4]	(1.0)%
TOTAL	100.0%
5	Except for Other Security, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2012 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 91.9%
	Australia – 0.9%
1,174,700	Boart Longyear Group	3,640,615
	Bermuda – 4.7%
539,123	Invesco Ltd.	11,725,925
161,869	Signet Jewelers Ltd.	7,067,201
	TOTAL	18,793,126
	Canada – 1.8%
211,281	Nexen, Inc.	3,313,891
98,400	Potash Corp. of Saskatchewan, Inc.	3,889,752
	TOTAL	7,203,643
	France – 8.8%
268,118	Accor SA	8,026,700
434,192	AXA	4,926,655
280,244	BNP Paribas SA	8,939,145
314,240	Edenred	8,316,046
22,923	L'Oreal SA	2,587,545
346,103	Tf1 - Tv Francaise	2,560,834
	TOTAL	35,356,925
	Germany – 9.4%
95,475	Bayerische Motoren Werke AG	7,232,996
199,734	Daimler AG	9,269,211
235,654	Heidelberger Zement AG	10,244,124
142,931	SAP AG	8,201,847
164,071	ThyssenKrupp AG	2,709,688
	TOTAL	37,657,866
	Hong Kong – 4.9%
1,044,450	Dah Sing Financial Group	3,055,168
1,610,900	Hang Lung Properties Ltd.	5,111,964
503,439	Sun Hung Kai Properties	5,698,680
627,174	Wing Hang Bank Ltd.	5,764,652
	TOTAL	19,630,464
	Ireland – 6.0%
586,678	CRH PLC	9,936,139
1,053,303	Grafton Group PLC	3,604,738
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Shares			Value in U.S. Dollars
262,100		Ingersoll-Rand PLC, Class A	10,827,351
		TOTAL	24,368,228
		Jersey Channel Isle – 2.3%
785,052		WPP PLC	9,378,314
		Mexico – 2.1%
56,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	4,075,178
238,300		Grupo Televisa S.A., GDR	4,525,317
		TOTAL	8,600,495
		Netherlands – 4.5%
215,126		Akzo Nobel NV	9,889,829
467,507		Philips Electronics NV	8,274,449
		TOTAL	18,164,278
		Norway – 0.7%
70,156		Yara International ASA	2,658,447
		Singapore – 4.0%
711,000		City Developments Ltd.	5,468,524
606,238		DBS Group Holdings Ltd.	6,201,453
332,904		United Overseas Bank Ltd.	4,557,632
		TOTAL	16,227,609
		Spain – 1.2%
911,708		Banco Santander, SA	4,848,814
		Sweden – 3.6%
416,800		Assa Abloy AB, Class B	10,839,911
332,900		Volvo AB, Class B	3,769,111
		TOTAL	14,609,022
		Switzerland – 17.5%
278,637		Adecco SA	10,880,558
117,512		Compagnie Financiere Richemont SA, Class A	6,726,172
622,207		Credit Suisse Group AG	11,890,040
9,348		Givaudan SA	8,698,614
293,312		Julius Baer Group Ltd.	9,273,774
153,342		Nestle SA	8,709,891
19,349		Swatch Group AG, Class B	7,472,811
563,971	[1]	Weatherford International Ltd.	6,773,292
		TOTAL	70,425,152
		United Kingdom – 17.6%
552,152		Diageo PLC	13,162,639
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Shares			Value in U.S. Dollars
1,601,994		HSBC Holdings PLC	12,633,998
352,239		Imperial Tobacco Group PLC	12,719,950
297,899		InterContinental Hotels Group PLC	7,014,148
1,137,808		Michael Page International PLC	6,279,901
123,427		Reckitt Benckiser Group PLC	6,557,488
200,804		Schroders PLC	3,713,070
255,897		Wolseley PLC	8,748,889
		TOTAL	70,830,083
		United States – 1.9%
524,800		International Game Technology	7,504,640
		TOTAL COMMON STOCKS (IDENTIFIED COST $375,230,977)	369,897,721
		INVESTMENT FUND – 1.7%
143,703		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,456,837)	6,863,255
		MUTUAL FUND – 7.4%
29,949,547	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	29,949,547
		TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $413,637,361)[4]	406,710,523
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[5]	(4,170,898)
		TOTAL NET ASSETS — 100%	$402,539,625
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$26,297,766	$ —	$ —	$26,297,766
International	33,404,780	310,195,175	—	343,599,955
Investment Fund	6,863,255	—	—	6,863,255
Mutual Fund	29,949,547	—	—	29,949,547
TOTAL SECURITIES	$96,515,348	$310,195,175	$ —	$406,710,523

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.41	$23.32	$21.24	$13.97	$26.04	$23.49
Income From Investment Operations:
Net investment income[1]	0.21	0.14	0.07	0.16	0.32	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.34)	(2.12)	2.02	7.58	(12.22)	2.82
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	(1.98)	2.09	7.74	(11.90)	3.03
Less Distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.01)	(0.47)	(0.17)	(0.48)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlements Proceeds	—	0.11[3]	—	—	—	—
Net Asset Value, End of Period	$21.19	$21.41	$23.32	$21.24	$13.97	$26.04
Total Return[4]	(0.59)%	(8.04)%[3]	9.85%	56.56%	(46.00)%	13.09%
Ratios to Average Net Assets:
Net expenses	1.48%[5]	1.49%[6]	1.65%[6]	1.78%	1.65%	1.65%
Net investment income	1.83%[5]	0.58%	0.33%	0.98%	1.45%	0.83%
Expense waiver/reimbursement[7]	0.14%[5]	0.17%	0.12%	0.42%	0.24%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,474	$214,019	$186,495	$178,706	$51,749	$115,052
Portfolio turnover	9%	35%	24%	21%	3%	12%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.11	$22.02	$20.20	$13.12	$24.49	$22.14
Income From Investment Operations:
Net investment income (loss)[1]	0.11	(0.04)	(0.09)	0.03	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)	(1.98)	1.91	7.18	(11.50)	2.66
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(2.02)	1.82	7.21	(11.37)	2.68
Less Distributions:
Distributions from net investment income	—	—	—	(0.13)	—	(0.33)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlements Proceeds	—	0.11[3]	—	—	—	—
Net Asset Value, End of Period	$19.90	$20.11	$22.02	$20.20	$13.12	$24.49
Total Return[4]	(1.04)%	(8.67)%[3]	9.01%	55.41%	(46.43)%	12.23%
Ratios to Average Net Assets:
Net expenses	2.24%[5]	2.24%[6]	2.40%[6]	2.52%	2.40%	2.40%
Net investment income (loss)	1.02%[5]	(0.19)%	(0.42)%	0.22%	0.64%	0.06%
Expense waiver/reimbursement[7]	0.14%[5]	0.17%	0.12%	0.43%	0.24%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,180	$15,169	$15,973	$18,719	$12,837	$46,055
Portfolio turnover	9%	35%	24%	21%	3%	12%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.07	$21.98	$20.16	$13.15	$24.55	$22.20
Income From Investment Operations:
Net investment income (loss)[1]	0.11	(0.04)	(0.09)	0.03	0.14	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)	(1.98)	1.91	7.17	(11.54)	2.67
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(2.02)	1.82	7.20	(11.40)	2.69
Less Distributions:
Distributions from net investment income	—	—	—	(0.19)	—	(0.34)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlements Proceeds	—	0.11[3]	—	—	—	—
Net Asset Value, End of Period	$19.87	$20.07	$21.98	$20.16	$13.15	$24.55
Total Return[4]	(1.00)%	(8.69)%[3]	9.03%	55.37%	(46.44)%	12.27%
Ratios to Average Net Assets:
Net expenses	2.24%[5]	2.24%[6]	2.40%[6]	2.54%	2.39%	2.39%
Net investment income (loss)	1.00%[5]	(0.19)%	(0.43)%	0.18%	0.68%	0.09%
Expense waiver/reimbursement[7]	0.14%[5]	0.17%	0.13%	0.41%	0.24%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,766	$36,433	$38,557	$36,918	$5,474	$14,662
Portfolio turnover	9%	35%	24%	21%	3%	12%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011	Period Ended 11/30/2010[1]
Net Asset Value, Beginning of Period	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.24	0.15	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.36)	(2.08)	2.75
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.15)	(0.07)	—
Redemption Fees	—	—	0.00[3]
Regulatory Settlement Proceeds	—	0.12[4]	—
Net Asset Value, End of Period	$21.20	$21.47	$23.35
Total Return[5]	(0.51)%	(7.79)%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	1.24%[6]	1.24%[7]	1.24%[6,7]
Net investment income (loss)	2.11%[6]	0.69%	(0.07)%[6]
Expense waiver/reimbursement[8]	0.14%[6]	0.18%	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,120	$133,781	$15,947
Portfolio turnover	9%	35%	24%[9]

1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2011, the Fund received regulatory settlements from unaffiliated third parties, which had an impact of 0.52% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and for the period ended November 30, 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the Fund's fiscal year ended November 30, 2010.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $29,949,547 of investment in an affiliated holding (Note 5) (identified cost $413,637,361)		$406,710,523
Cash denominated in foreign currencies (identified cost $497,905)		496,053
Income receivable		1,480,307
Receivable for shares sold		543,193
TOTAL ASSETS		409,230,076
Liabilities:
Payable for investments purchased	$5,790,328
Payable for shares redeemed	621,082
Payable for shareholder services fee (Note 5)	52,170
Payable for distribution services fee (Note 5)	31,096
Payable for Directors'/Trustees' fees	177
Accrued expenses	195,598
TOTAL LIABILITIES		6,690,451
Net assets for 19,133,731 shares outstanding		$402,539,625
Net Assets Consist of:
Paid-in capital		$475,025,419
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(6,958,325)
Accumulated net realized loss on investments and foreign currency transactions		(69,268,357)
Undistributed net investment income		3,740,888
TOTAL NET ASSETS		$402,539,625
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($204,473,618 ÷ 9,651,793 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.19
Offering price per share (100/94.50 of $21.19)	$22.42
Redemption proceeds per share	$21.19
Class B Shares:
Net asset value per share ($13,179,790 ÷ 662,191 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$19.90
Offering price per share	$19.90
Redemption proceeds per share (94.50/100 of $19.90)	$18.81
Class C Shares:
Net asset value per share ($31,766,381 ÷ 1,598,777 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$19.87
Offering price per share	$19.87
Redemption proceeds per share (99.00/100 of $19.87)	$19.67
Institutional Shares:
Net asset value per share ($153,119,836 ÷ 7,220,970 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$21.20
Offering price per share	$21.20
Redemption proceeds per share	$21.20

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $10,472 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $656,178)			$6,947,670
Expenses:
Investment adviser fee (Note 5)		$2,093,656
Administrative fee (Note 5)		163,198
Custodian fees		51,395
Transfer and dividend disbursing agent fees and expenses		390,325
Directors'/Trustees' fees		2,901
Auditing fees		14,968
Legal fees		4,164
Portfolio accounting fees		67,500
Distribution services fee (Note 5)		195,028
Shareholder services fee (Note 5)		307,915
Account administration fee (Note 2)		6,509
Share registration costs		48,824
Printing and postage		30,400
Insurance premiums		2,275
Taxes		18,706
Miscellaneous		4,289
TOTAL EXPENSES		3,402,053
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(282,338)
Waiver of administrative fee	(3,870)
TOTAL WAIVERS AND REIMBURSEMENT		(286,208)
Net expenses			3,115,845
Net investment income			3,831,825
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(752,203)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(6,214,359)
Net realized and unrealized loss on investments and foreign currency transactions			(6,966,562)
Change in net assets resulting from operations			$(3,134,737)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,831,825	$1,809,885
Net realized gain (loss) on investments and foreign currency transactions	(752,203)	2,963,551
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(6,214,359)	(68,357,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,134,737)	(63,584,437)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(872,836)	(358,065)
Institutional Shares	(1,014,315)	(51,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,887,151)	(409,083)
Share Transactions:
Proceeds from sale of shares	84,026,153	252,648,075
Proceeds from shares issued in connection with the tax-free transfer of assets from Tributary International Equity Fund	—	100,550,701
Net asset value of shares issued to shareholders in payment of distributions declared	1,381,345	355,278
Cost of shares redeemed	(77,247,466)	(148,625,061)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,160,032	204,928,993
Regulatory Settlement Proceeds:
Net increase from regulatory settlements (Note 10)	—	1,494,391
Change in net assets	3,138,144	142,429,864
Net Assets:
Beginning of period	399,401,481	256,971,617
End of period (including undistributed net investment income of $3,740,888 and $1,796,214, respectively)	$402,539,625	$399,401,481

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.

On July 22, 2011, the Fund acquired all of the net assets of Tributary International Equity Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange solely for Institutional Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on July 21, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Institutional Shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income*	$4,014,733
Net realized and unrealized loss on investments and foreign currency transactions	$(54,863,242)
Net increase in net assets resulting from operations	$(50,848,509)
*	Net investment income includes $847,026 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since November 30, 2011. For every one share exchanged, a shareholder of Tributary International Equity Fund received 0.40 Institutional Shares of Federated International Leaders Fund. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Institutional Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation†	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,840,762	$100,550,701	$9,420,044	$406,802,775	$507,353,476

†	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
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2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$6,371
Class C Shares	138
TOTAL	$6,509

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $248 and $1,187, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$50,290

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,543,386	$35,508,607	6,052,025	$153,662,339
Shares issued to shareholders in payment of distributions declared	36,668	749,135	11,897	304,688
Shares redeemed	(1,922,690)	(43,490,330)	(4,067,164)	(98,422,390)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(342,636)	$(7,232,588)	1,996,758	$55,544,637
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	71,183	$1,599,088	314,254	$7,560,781
Shares redeemed	(163,339)	(3,496,000)	(285,158)	(6,475,016)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(92,156)	$(1,896,912)	29,096	$1,085,765
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	173,154	$3,789,299	989,036	$23,522,753
Shares redeemed	(389,505)	(8,366,297)	(927,757)	(21,356,229)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(216,351)	$(4,576,998)	61,279	$2,166,524
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	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,918,777	$43,129,159	2,692,114	$67,902,202
Proceeds from shares issued in connection with the tax-free transfer of assets from Tributary International Equity Fund	—	—	3,840,762	100,550,701
Shares issued to shareholders in payment of distributions declared	30,945	632,210	1,974	50,590
Shares redeemed	(958,469)	(21,894,839)	(988,060)	(22,371,426)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	991,253	$21,866,530	5,546,790	$146,132,067
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	340,110	$8,160,032	7,633,923	$204,928,993

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $413,637,361. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $6,926,838. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,204,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,130,947.

At November 30, 2011, the Fund had a capital loss carryforward of $62,278,567 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2015	$26,589,640	N/A	$26,589,640
2016	$24,743,792	N/A	$24,743,792
2017	$10,945,135	N/A	$10,945,135

As a result of the tax-free transfer of assets from Federated International Equity Fund and Tributary International Equity Fund, the use of certain capital loss carryforwards listed above may be limited.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2012, the Adviser voluntarily waived $276,934 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,870 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$56,140
Class C Shares	138,888
TOTAL	$195,028

For the six months ended May 31, 2012, FSC retained $39,898 of fees paid by the Fund. For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $5,966 in sales charges from the sale of Class A Shares. FSC also retained $39,843 and $3,400 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $5,098 of Service Fees for the six months ended May 31, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$243,044
Class B Shares	18,713
Class C Shares	46,158
TOTAL	$307,915

For the six months ended May 31, 2012, FSSC received $8,559 of Service Fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.49%, 2.24%, 2.24% and 1.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $5,404. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	7,997,219
Purchases/Additions	64,723,109
Sales/Reductions	42,770,781
Balance of Shares Held 5/31/2012	29,949,547
Value	$29,949,547
Dividend Income	$10,472

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$36,661,897
Sales	$42,884,537

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

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10. Regulatory Settlement Proceeds

The Fund received $1,494,391 for the year ended November 30, 2011, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements were recorded as an increase to paid-in capital.

11. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$994.10	$7.38
Class B Shares	$1,000	$989.60	$11.14
Class C Shares	$1,000	$990.00	$11.14
Institutional Shares	$1,000	$994.90	$6.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.47
Class B Shares	$1,000	$1,013.80	$11.28
Class C Shares	$1,000	$1,013.80	$11.28
Institutional Shares	$1,000	$1,018.80	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.48%
Class B Shares	2.24%
Class C Shares	2.24%
Institutional Shares	1.24%
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Evaluation and Approval of Advisory Contract – May 2012

FEDERATED INTERNATIONAL LEADERS FUND (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report

31

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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35

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U623

G02455-04 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund

Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	21.1%
Japan	9.9%
France	8.5%
Canada	8.2%
Germany	6.0%
Singapore	4.4%
Bermuda	4.3%
Netherlands	4.0%
Italy	3.3%
Sweden	3.2%
Cayman Islands	3.1%
Norway	2.7%
Austria	2.0%
Mexico	1.7%
Switzerland	1.5%
Ireland	1.4%
Israel	1.2%
Jersey Channel Isle	1.2%
South Korea	1.1%
Panama	1.1%
Hong Kong	0.8%
Luxembourg	0.8%
Thailand	0.7%
Brazil	0.5%
Australia	0.4%
Other[2]	1.2%
Cash Equivalents[3]	5.4%
Other Assets and Liabilities — Net[4]	0.3%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes exchange-traded funds.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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1

At May 31, 2012, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	28.3%
Industrials	23.5%
Energy	11.6%
Materials	8.9%
Information Technology	7.8%
Consumer Staples	5.8%
Financials	4.8%
Health Care	2.4%
Other[2]	1.2%
Cash Equivalents[3]	5.4%
Other Assets and Liabilities — Net[4]	0.3%
TOTAL	100.0%
5	Except for Other Securities, Other Assets and Liabilities, and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2012 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 93.1%
		Australia – 0.4%
246,655		Boart Longyear Group	764,430
		Austria – 2.0%
73,902		Andritz AG	3,923,044
		Bermuda – 4.3%
1,600,000		Brilliance China Automotive Holdings Ltd.	1,575,025
151,999		Invesco Ltd.	3,305,979
77,400		Signet Jewelers Ltd.	3,379,284
		TOTAL	8,260,288
		Brazil – 0.5%
24,172		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	926,271
		Canada – 8.2%
38,200		Agrium, Inc.	2,991,350
471,900		Bombardier, Inc., Class B	1,727,049
18,000		Dollarama, Inc.	996,679
78,490		Ensign Energy Services, Inc.	999,316
60,800		Finning International, Inc.	1,425,740
38,600		National Bank of Canada, Montreal	2,752,845
94,400		Nexen, Inc.	1,480,641
237,900	[1]	Precision Drilling Corp.	1,838,967
29,100		Tim Horton's, Inc.	1,551,030
		TOTAL	15,763,617
		Cayman Islands – 3.1%
711,530		AAC Technologies Hldgs. Inc.	2,245,343
81,600		Herbalife Ltd.	3,654,864
		TOTAL	5,900,207
		France – 8.5%
76,052		Accor SA	2,276,783
25,000		Bureau Veritas SA	2,157,873
50,000		Edenred	1,323,200
64,061		Faurecia	1,059,552
45,211		JC Decaux SA	947,801
56,000		Publicis Groupe	2,618,204
27,500		Remy Cointreau	2,737,706
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Shares			Value in U.S. Dollars
34,500		Technip SA	3,164,963
		TOTAL	16,286,082
		Germany – 6.0%
41,385		Adidas AG	3,085,165
62,705		GEA Group AG	1,595,723
25,835		Heidelberger Zement AG	1,123,074
12,741		Hugo Boss AG, Preference	1,239,229
46,825		Leoni AG	1,917,240
24,206		Rheinmetall Berlin AG	998,924
89,035		Wire Card AG	1,611,028
		TOTAL	11,570,383
		Hong Kong – 0.8%
3,579,000		China Everbright International Ltd.	1,608,094
		Ireland – 1.4%
65,000		Ingersoll-Rand PLC, Class A	2,685,150
		Israel – 1.2%
61,265	[1]	NICE-Systems Ltd., ADR	2,271,706
		Italy – 3.3%
387,100		Prada Holding SpA	2,378,497
275,000	[1]	Yoox SpA	3,986,780
		TOTAL	6,365,277
		Japan – 9.9%
129,000		Chiyoda Corp.	1,519,956
137,000		Daihatsu Motor Co. Ltd.	2,345,201
168,000		Dainippon Screen Manufacturing Co. Ltd.	1,209,444
40,500		Don Quijote Co. Ltd.	1,450,790
169,000		Fuji Heavy Industries	1,292,132
57,000		JGC Corp.	1,561,763
104,900		JSR Corp.	1,803,539
335,000		Sharp Corp.	1,750,077
58,300		Tamron Co. Ltd.	1,721,474
115,200		THK Co. Ltd.	2,170,287
379,000		Ube Industries	866,864
183,000		Yaskawa Electric Corp.	1,369,136
		TOTAL	19,060,663
		Jersey Channel Isle – 1.2%
77,558		Delphi Automotive PLC	2,251,509
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Shares			Value in U.S. Dollars
		Luxembourg – 0.8%
271,948	[1]	SAF-Holland SA	1,517,813
		Mexico – 1.7%
16,730	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,198,203
609,321		Mexichem SA de CV	2,120,492
		TOTAL	3,318,695
		Netherlands – 4.0%
30,458		ASM International NV	1,039,755
36,772		Fugro NV	2,125,887
57,167		Imtech NV	1,483,047
62,084		Koninklijke DSM NV	2,966,233
		TOTAL	7,614,922
		Norway – 2.7%
33,936		Fred Olsen Energy ASA	1,039,646
234,399		Petroleum Geo-Services ASA	2,756,757
36,191		Yara International ASA	1,371,399
		TOTAL	5,167,802
		Panama – 1.1%
25,800		Copa Holdings SA, Class A	2,141,916
		Singapore – 4.4%
239,000		City Developments Ltd.	1,838,224
419,300		Keppel Corp. Ltd.	3,236,766
981,000		Sembcorp Marine Ltd.	3,391,276
		TOTAL	8,466,266
		South Korea – 1.1%
48,000		Hotel Shilla Co.	2,181,537
		Sweden – 3.2%
136,800		Assa Abloy AB, Class B	3,557,821
100,523		Getinge AB, Class B	2,507,069
		TOTAL	6,064,890
		Switzerland – 1.5%
72,735		Adecco SA	2,840,245
		Thailand – 0.7%
2,615,400		Amata Corp. Public Co., Ltd.	1,323,880
		United Kingdom – 21.1%
115,998		Aggreko PLC	3,931,898
216,969		Amec PLC	3,256,444
107,987	[1]	ASOS PLC	2,907,831
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Shares			Value in U.S. Dollars
350,069		Britvic PLC	1,790,143
117,851		Burberry Group PLC	2,486,998
69,069		Croda International PLC	2,387,316
99,800	[1]	Dialog Semiconductor PLC	1,933,316
195,236		Domino's Pizza UK & IRL PLC	1,452,031
202,391		Hikma Pharmaceuticals PLC	2,019,229
159,777	[1]	InterContinental Hotels Group PLC	3,762,012
41,189		Johnson Matthey PLC	1,385,389
102,746		Rightmove PLC	2,323,811
436,500	[1]	SOCO International PLC	1,898,471
252,863	[1]	Telecity Group PLC	3,201,416
475,000		William Morrison Supermarkets	2,023,082
336,282		Wood Group (John) PLC	3,649,391
		TOTAL	40,408,778
		TOTAL COMMON STOCKS (IDENTIFIED COST $150,940,246)	178,683,465
		EXCHANGE-TRADED FUND – 1.2%
		United States – 1.2%
58,733		iShares MSCI Emerging Market (IDENTIFIED COST $2,330,860)	2,214,234
		MUTUAL FUND – 5.4%
10,384,729	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (IDENTIFIED COST $10,384,729)	10,384,729
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $163,655,835)[4]	191,282,428
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	668,359
		TOTAL NET ASSETS — 100%	$191,950,787

At May 31, 2012, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
6/6/2012	520,463 GBP	$804,479	$802,109	$2,370
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACT				$2,370

Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

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6

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$6,685,262	$ —	$ —	$6,685,262
International	30,893,236	141,104,967	—	171,998,203
Exchange-Traded Fund	2,214,234	—	—	2,214,234
Mutual Fund	10,384,729	—	—	10,384,729
TOTAL SECURITIES	$50,177,461	$141,104,967	$ —	$191,282,428
OTHER FINANCIAL INSTRUMENTS*	$ —	$2,370	$ —	$2,370
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GBP	— Great Britain Pound

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.44	$35.24	$31.28	$20.27	$53.10	$41.91
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.12	(0.06)	0.03	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	(1.92)	(4.02)	10.95	(26.58)	11.29
TOTAL FROM INVESTMENT OPERATIONS	0.62	(1.80)	3.96	10.98	(26.61)	11.18
Less Distributions:
Distributions from net investment income	(0.28)	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(6.22)	—
TOTAL DISTRIBUTIONS	(0.28)	—	—	—	(6.22)	—
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	0.16[3]	—	0.03[3]	—	0.01[3]
Net Asset Value, End of Period	$33.78	$33.44	$35.24	$31.28	$20.27	$53.10
Total Return[4]	1.93%	(5.11)%[3]	12.66%	54.32%[3]	(56.62)%	26.70%[3,5]
Ratios to Average Net Assets:
Net expenses	1.80%[6]	1.80%[7]	1.80%	1.80%	1.82%	1.81%
Net investment income (loss)	0.52%[6]	0.33%	(0.18)%	0.14%	(0.08)%	(0.22)%
Expense waiver/reimbursement[8]	0.23%[6]	0.17%	0.20%	0.20%	0.09%	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$140,197	$148,739	$197,294	$243,049	$180,093	$520,998
Portfolio turnover	22%	63%	62%	125%	55%	56%

Semi-Annual Shareholder Report

8

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47%, 0.15% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.37	$31.20	$27.92	$18.23	$48.75	$38.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.16)	(0.29)	(0.14)	(0.32)	(0.40)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51	(1.67)	3.57	9.80	(23.98)	10.38
TOTAL FROM INVESTMENT OPERATIONS	0.45	(1.83)	3.28	9.66	(24.30)	9.98
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(6.22)	—
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	0.15[3]	—	0.03[3]	—	0.01[3]
Net Asset Value, End of Period	$29.82	$29.37	$31.20	$27.92	$18.23	$48.75
Total Return[4]	1.53%	(5.87)%[3]	11.75%	53.15%[3]	(56.98)%	25.77%[3,5]
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%[7]	2.60%	2.60%	2.58%	2.56%
Net investment income (loss)	(0.37)%[6]	(0.47)%	(1.01)%	(0.65)%	(0.83)%	(0.89)%
Expense waiver/reimbursement[8]	0.19%[6]	0.12%	0.15%	0.16%	0.09%	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,211	$10,232	$15,363	$20,141	$18,485	$105,868
Portfolio turnover	22%	63%	62%	125%	55%	56%

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10

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48%, 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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11

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.35	$31.18	$27.90	$18.22	$48.70	$38.72
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.15)	(0.28)	(0.14)	(0.29)	(0.42)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.49	(1.68)	3.56	9.79	(23.97)	10.39
TOTAL FROM INVESTMENT OPERATIONS	0.44	(1.83)	3.28	9.65	(24.26)	9.97
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(6.22)	—
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	0.15[3]	—	0.03[3]	—	0.01[3]
Net Asset Value, End of Period	$29.79	$29.35	$31.18	$27.90	$18.22	$48.70
Total Return[4]	1.50%	(5.87)%[3]	11.76%	53.13%[3]	(56.95)%	25.77%[3,5]
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%[7]	2.60%	2.60%	2.57%	2.55%
Net investment income (loss)	(0.33)%[6]	(0.46)%	(0.99)%	(0.64)%	(0.83)%	(0.92)%
Expense waiver/reimbursement[8]	0.18%[6]	0.12%	0.15%	0.16%	0.09%	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,211	$29,057	$38,156	$44,062	$33,250	$85,229
Portfolio turnover	22%	63%	62%	125%	55%	56%

Semi-Annual Shareholder Report

12

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47%, 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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13

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,			Period Ended 11/30/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$33.70	$35.45	$31.40	$20.30	$41.46
Income From Investment Operations:
Net investment income[2]	0.13	0.22	0.00[3]	0.08	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	(1.97)	4.05	10.99	(21.21)
TOTAL FROM INVESTMENT OPERATIONS	0.65	(1.75)	4.05	11.07	(21.16)
Less Distributions:
Distributions from net investment income	(0.37)	—	—	—	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	0.16[4]	—	0.03[4]	—
Net Asset Value, End of Period	$33.98	$33.70	$35.45	$31.40	$20.30
Total Return[5]	2.01%	(4.94)%[4]	12.90%	54.68%[4]	(51.04)%
Ratios to Average Net Assets:
Net expenses	1.60%[6]	1.60%[7]	1.60%	1.60%	1.55%[6]
Net investment income	0.73%[6]	0.56%	0.01%	0.31%	0.18%[6]
Expense waiver/reimbursement[8]	0.18%[6]	0.12%	0.15%	0.16%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,333	$20,544	$36,945	$32,854	$20,018
Portfolio turnover	22%	63%	62%	125%	55%[9]
1	Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% and 0.15%, respectively, on the total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

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14

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $10,384,729 of investment in an affiliated holding (Note 5) (identified cost $163,655,835)		$191,282,428
Cash denominated in foreign currencies (identified cost $73,206)		72,321
Receivable for investments sold		3,970,498
Income receivable		980,363
Receivable for shares sold		68,276
Unrealized appreciation on foreign exchange contracts		2,370
Other assets		241,229
TOTAL ASSETS		196,617,485
Liabilities:
Payable for investments purchased	$4,010,639
Payable for shares redeemed	372,847
Payable for distribution services fee (Note 5)	47,475
Payable for shareholder services fee (Note 5)	4,516
Payable for Directors'/Trustees' fees	600
Accrued expenses	230,621
TOTAL LIABILITIES		4,666,698
Net assets for 5,806,797 shares outstanding		$191,950,787
Net Assets Consist of:
Paid-in capital		$170,298,653
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		27,586,039
Accumulated net realized loss on investments and foreign currency transactions		(6,336,473)
Undistributed net investment income		402,568
TOTAL NET ASSETS		$191,950,787
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15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($140,196,739 ÷ 4,149,973 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$33.78
Offering price per share (100/94.50 of $33.78)	$35.75
Redemption proceeds per share (98.00/100 of $33.78)	$33.10
Class B Shares:
Net asset value per share ($8,210,732 ÷ 275,331 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.82
Offering price per share	$29.82
Redemption proceeds per share (92.50/100 of $29.82)	$27.58
Class C Shares:
Net asset value per share ($24,210,535 ÷ 812,594 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.79
Offering price per share	$29.79
Redemption proceeds per share (97.00/100 of $29.79)	$28.90
Institutional Shares:
Net asset value per share ($19,332,781 ÷ 568,899 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$33.98
Offering price per share	$33.98
Redemption proceeds per share (98.00/100 of $33.98)	$33.30

See Notes which are an integral part of the Financial Statements

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16

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $7,731 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $266,588)			$2,456,071
Expenses:
Investment adviser fee (Note 5)		$1,333,302
Administrative fee (Note 5)		135,000
Custodian fees		34,888
Transfer and dividend disbursing agent fees and expenses		246,357
Directors'/Trustees' fees		2,105
Auditing fees		14,968
Legal fees		4,162
Portfolio accounting fees		68,078
Distribution services fee (Note 5)		337,627
Shareholder services fee (Note 5)		48,671
Account administration fee (Note 2)		143
Share registration costs		30,932
Printing and postage		27,525
Insurance premiums		1,973
Taxes		2,842
Miscellaneous		5,791
TOTAL EXPENSES		2,294,364
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(169,637)
Waiver of administrative fee	(26,433)
Waiver of distribution services fee	(38,448)
TOTAL WAIVERS AND REIMBURSEMENT		(234,518)
Net expenses			2,059,846
Net investment income			396,225
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including capital gain taxes withheld of $49,710)			3,350,797
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			501,860
Net realized and unrealized gain on investments and foreign currency transactions			3,852,657
Change in net assets resulting from operations			$4,248,882

See Notes which are an integral part of the Financial Statements

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17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$396,225	$620,591
Net realized gain on investments and foreign currency transactions	3,350,797	39,285,172
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	501,860	(52,383,146)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,248,882	(12,477,383)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,241,497)	—
Institutional Shares	(226,221)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,467,718)	—
Share Transactions:
Proceeds from sale of shares	9,343,038	48,142,803
Net asset value of shares issued to shareholders in payment of distributions declared	1,253,453	—
Cost of shares redeemed	(29,998,625)	(116,069,928)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,402,134)	(67,927,125)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	1,217,226
Change in net assets	(16,620,970)	(79,187,282)
Net Assets:
Beginning of period	208,571,757	287,759,039
End of period (including undistributed net investment income of $402,568 and $1,474,061, respectively)	$191,950,787	$208,571,757

See Notes which are an integral part of the Financial Statements

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18

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class C Shares	$143

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $876,707 and $203,771, respectively. This is based on the contracts held as of each month-end throughout the six-month period.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,370

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$67,914
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,637)
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	148,501	$5,482,384	694,354	$27,368,130
Shares issued to shareholders in payment of distributions declared	35,087	1,098,918	—	—
Shares redeemed	(481,068)	(16,898,714)	(1,845,040)	(69,622,547)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(297,480)	$(10,317,412)	(1,150,686)	$(42,254,417)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,911	$231,582	43,655	$1,512,202
Shares redeemed	(79,899)	(2,499,967)	(187,677)	(6,281,409)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(72,988)	$(2,268,385)	(144,022)	$(4,769,207)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	65,838	$2,122,786	194,297	$6,556,276
Shares redeemed	(243,311)	(7,552,732)	(428,029)	(14,385,339)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(177,473)	$(5,429,946)	(233,732)	$(7,829,063)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,977	$1,506,286	316,307	$12,706,195
Shares issued to shareholders in payment of distributions declared	4,909	154,535	—	—
Shares redeemed	(86,655)	(3,047,212)	(748,906)	(25,780,633)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(40,769)	$(1,386,391)	(432,599)	$(13,074,438)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(588,710)	$(19,402,134)	(1,961,039)	$(67,927,125)
Semi-Annual Shareholder Report
24

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital.

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $163,655,835. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $27,626,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,749,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,123,233.

At November 30, 2011, the Fund had a capital loss carryforward of $9,543,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforward and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$9,543,592	N/A	$9,543,592

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $165,523 of its fee.

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25

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $26,433 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$190,993	$(38,448)
Class B Shares	36,143	—
Class C Shares	110,491	—
TOTAL	$337,627	$(38,448)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC did not retain any fees paid by the Fund.

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26

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $2,176 in sales charges from the sale of Class A Shares. FSC also retained $3,266 of CDSC relating to redemptions of Class B Shares and $150 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class B Shares	$12,048
Class C Shares	36,623
TOTAL	$48,671

For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a Service Fee. For the six months ended May 31, 2012, FSSC received $2,034 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $4,114. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	11,404,009
Purchases/Additions	43,758,850
Sales/Reductions	(44,778,130)
Balance of Shares Held 5/31/2012	10,384,729
Value	$10,384,729
Dividend Income	$7,731

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$45,926,773
Sales	$69,751,856

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

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10. Regulatory Settlement Proceeds

The Fund received $1,217,226 for the year ended November 30, 2011, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements were recorded as an increase to paid-in capital in the accompanying financial statements.

11. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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29

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.30	$9.09
Class B Shares	$1,000	$1,015.30	$13.10
Class C Shares	$1,000	$1,015.00	$13.10
Institutional Shares	$1,000	$1,020.10	$8.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.00	$9.07
Class B Shares	$1,000	$1,012.00	$13.08
Class C Shares	$1,000	$1,012.00	$13.08
Institutional Shares	$1,000	$1,017.00	$8.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.80%
Class B Shares	2.60%
Class C Shares	2.60%
Institutional Shares	1.60%
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Evaluation and Approval of Advisory Contract – May 2012

FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The Semi-Annual Shareholder Report

34

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631

G01743-02 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012